Interest Rate Swaps (Tables)	12 Months Ended
Dec. 31, 2023
Interest Rate Swaps
Schedule of interest rate swap liabilities

Derivatives designated as hedging instruments (in thousands of U.S. Dollars)	Balance Sheet location	December 31, 2023	December 31, 2022
Interest rate swap	Current portion of derivative assets	$—	1,468
Interest rate swap	Non - current portion of derivative assets	$—	—

The following table shows the interest rate swap assets not designated as hedging instruments as of December 31, 2023 and December 31, 2022:

Derivatives not designated as hedging instruments (in thousands of U.S. Dollars)	Balance Sheet location	December 31, 2023	December 31, 2022
Interest rate swap	Current portion of derivative assets	$—	3,459
Interest rate swap	Non - current portion of derivative assets	$—	—